Earnings Per Common Share and Stockholders' Equity (Schedule of Earnings Per Common Share, Basic and Diluted) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic and Diluted [Line Items]
Net income available to common stockholders - numerator for earnings per common share	$ 1,876,544	$ 509,348	$ 637,945
Weighted average common shares outstanding (shares)	90,558,121	93,860,378	92,055,035
Denominator for earnings per common share - assuming dilution (shares)	91,538,128	94,491,159	92,392,496
Earnings per common share (in dollars per share)	$ 20.72	$ 5.43	$ 6.93
Earnings per common share - assuming dilution (in dollars per share)	$ 20.50	$ 5.39	$ 6.90
Stock Options And Deferred Compensation Agreements
Earnings Per Share, Basic and Diluted [Line Items]
Effect of dilutive securities: Share-based payment agreements (shares)	523,248	271,422	93,014
Restricted Stock And Restricted Stock Units
Earnings Per Share, Basic and Diluted [Line Items]
Effect of dilutive securities: Share-based payment agreements (shares)	456,759	359,359	244,447
Stock Options
Earnings Per Share, Basic and Diluted [Line Items]
Antidilutive securities excluded from computation of diluted earnings per common share, amount (shares)	0	0	0